ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	12 Months Ended
Jun. 30, 2024
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 17. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 (489,673 shares post 2024 Reverse Split) Class A Ordinary Shares. (the “Warrant 2021”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. During the year ended June 30, 2023, the exercise price of warrants to purchase an aggregate of up to 7,950,769 (441,710 shares post 2024 Reverse Split) Class A Ordinary Shares was adjusted to $0.80 ($14.40 post 2024 Reverse Split), and the exercise price of the remaining warrants to purchase an aggregate of up to 863,333 (47,963 shares post 2024 Reverse Split) Class A Ordinary Shares remained at $6.24 ($112.32 post 2024 Reverse Split).

On December 14, 2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 7,950,769 (441,710 warrants post 2024 Reverse Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant was $0.25 ($4.50 post 2024 Reverse Split). As of December 31,2023, The Company still holds the investor 863,333 (47,963 warrants post 2024 Reverse Split) warrants. As of June 30, 2023 and June 30, 2024, the fair value of the warrant liability of the Warrant 2021 was $1,930,000 and $959 (¥6,969). During the years ended June 30, 2023 and 2024, there was change in fair value of the Warrant 2021 liability in an aggregate amount of $560,000 and $109,041, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	June 30,	June 30,
Input	2024	2023
Number of warrants*	47,963	47,963	441,710
Share price*	$0.02	$0.34	0.34
Risk-free interest rate	4.62%	4.41%	4.41%
Volatility	105%	127%	127%
Exercise price*	$112.32	$112.32	14.40
Warrant life	2.46 years	3.47 years	3.47 years
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

On March 15, 2023, the Company issued to some institutional investors warrants to purchase an aggregate of up to 10,002,500 (555,694 shares post 2024 Reverse Split) Class A Ordinary Shares. (the “Warrant 2023”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $2,750,000.

On December 14, 2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 10,002,500 (555,694 warrants post 2024 Reverse Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant is $0.25 ($4.50 post 2024 Reverse Split). On December, 14, 2023, Company bought back all warrants 2023 from the investors. As of June 30, 2023 and June 30, 2024, the fair value of the warrant liability of the Warrant 2023 was $2,430,000 and $nil. During the years ended June 30, 2023 and 2024, there was change in fair value of the Warrant 2023 liability in an aggregate amount of $320,000 and $nil, respectively.

During the year ended June 30, 2024, the change in fair value of warrant liability attributable to the redeemed of Warrant 2021 and Warrant 2023 in an aggregate amount of $238,317.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	June 30,	June 30,
Input	2024	2023
Number of warrants*	—	555,694
Share price*	$—	$0.34
Risk-free interest rate	—%	3.59%
Volatility	—%	110%
Exercise price*	$—	$14.40
Warrant life	—	5.22 years
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of June 30, 2023 and June 30, 2024, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$4,360,000	$—	$—	$4,360,000

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$959	$—	$—	$959

The following table summarizes the Company’s Warrants activities and status of Warrants as of June 30, 2024:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	489,673	$112.32	4.46
Issued	555,694	14.40	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	1,045,367	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2024	47,963	$112.32	2.96
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.